36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinanceCostCoverageRatioLineItems [Line Items]
Gross profit	$ 204,586,309	$ 201,436,140	$ 216,190,158
Distribution expenses	(114,151,288)	(113,007,625)	(121,037,484)
Administrative expenses	34,975,242	31,110,407	31,562,168
Depreciation expense	24,911,943	23,245,867	21,396,547
Total	60,007,337	61,912,248	70,185,136
Finance costs	(11,647,790)	$ (9,985,677)	$ (10,305,449)
Series J, K, N and Q Bonds
DisclosureOfFinanceCostCoverageRatioLineItems [Line Items]
Gross profit	204,586,309
Distribution expenses	114,151,288
Administrative expenses	34,975,242
Depreciation expense	24,911,943
Amortization for the year	1,105,381
Total	81,477,103
Finance costs	$ 11,647,790
Finance cost coverage ratio	7.00%